Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

September 19, 2007	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Patty Williams

Re:	The Alger Funds (File Nos.: 811-1355) Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of The Alger Funds (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").

The Registration Statement contains a combined Prospectus/Proxy Statement, which reflects a proposal to the shareholders of SM&R Alger Aggressive Growth Fund, SM&R Alger Growth Fund and SM&R Alger Small-Cap Growth Fund (the "SM&R Funds"), each a series of SM&R Investments, Inc., a registered open-end management investment company, asking them to vote on an agreement and plan of reorganization to allow each SM&R Fund to transfer all of its assets in a tax-free reorganization to Alger Capital Appreciation Fund, Alger LargeCap Growth Fund and Alger SmallCap Growth Fund, respectively (the "Acquiring Funds"), in exchange for Class A shares of the Acquiring Funds and the assumption by the Acquiring Funds of the relevant SM&R Fund's stated liabilities. The Acquiring Funds are each a series of The Alger Funds, a registered open-end management investment company advised by Fred Alger Management, Inc., which also is each SM&R Fund's sub-investment adviser. The Acquiring Funds will be the accounting survivors after the reorganizations.

Upon consummation of each SM&R Fund's reorganization, the Class A shares of the Acquiring Fund received by the SM&R Fund will be distributed to the SM&R Fund's Class A and Class B shareholders so that each SM&R Fund shareholder would receive a pro rata distribution of Class A shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's SM&R Fund Class A or Class B shares as of the date of the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion for each reorganization.

The joint Special Meeting of Shareholders of the SM&R Funds is currently planned for November 26, 2007. The Registrant intends to mail its Prospectus/Proxy to shareholders on or about October 22, 2007.

Please telephone the undersigned at 212.806.6443, or Gary L. Granik of this office at 212.806.5790, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	Gary L. Granik